Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR LLC. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 17, 2008

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re: Fidelity Systematic Investment Plans:
Destiny Plans I: O
Destiny Plans II: O
Destiny Plans I: N
Destiny Plans II: N
File Nos. (002-34100) and (811-01905)
__________________________________________________________________________
Ladies and Gentlemen: Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the prospectuses with respect to the above referenced Plans do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Scott Goebel
Scott Goebel
Secretary